Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2013
Risks And Uncertainties [Abstract]
Details of Customers Accounting for Net Revenues	Details of customers accounting for 10% or more of net revenues are as follows:

	Years Ended December 31,
Customer	2011	2012	2013
A	34%	25%	20%
B	16%	18%	15%